Pension And Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Pension And Postretirement Benefits
Schedule Of Plan Obligations In Excess Of Plan Assets
	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
Benefit obligation at beginning of year	$58,911	$56,110	$37,431	$34,953
Service cost - benefits earned during the period	1,321	1,216	352	336
Interest cost on projected benefit obligation	2,429	2,800	1,532	1,725
Amendments	0	(905)	(4,460)	(2,768)
Actuarial (gain) loss	(2,390)	6,707	(2,098)	4,844
Special termination benefits	255	12	1	5
Benefits paid	(3,966)	(5,729)	(2,473)	(2,608)
Transfer for sale of Advertising Solutions segment	0	(149)	0	(207)
Plan transfers	0	(1,151)	0	1,151
Benefit obligation at end of year	$56,560	$58,911	$30,285	$37,431

	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
Current portion of employee benefit obligation[1]	$-	$-	$(1,949)	$(2,116)
Employee benefit obligation[2]	(9,322)	(13,851)	(19,376)	(26,020)
Net amount recognized	$(9,322)	$(13,851)	$(21,325)	$(28,136)
[1] Included in "Accounts payable and accrued liabilities."
[2] Included in "Postemployment benefit obligation."

	2013	2012
Projected benefit obligation	$(2,280)	$(2,456)
Accumulated benefit obligation	(2,227)	(2,392)
Fair value of plan assets	-	-

Schedule Of Defined Benefit Plan And Postretirement Benefits Disclosure
	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
Fair value of plan assets at beginning of year	$45,060	$45,907	$9,295	$9,890
Actual return on plan assets	5,935	5,041	1,347	1,266
Benefits paid[1]	(3,966)	(5,729)	(1,682)	(1,842)
Contributions	209	3	-	-
Transfer for sale of Advertising Solutions segment	-	(165)	-	(19)
Other	-	3	-	-
Fair value of plan assets at end of year[3]	47,238	45,060	8,960	9,295
Unfunded status at end of year[2]	$(9,322)	$(13,851)	$(21,325)	$(28,136)
[1]	At our discretion, certain postretirement benefits may be paid from AT&T cash accounts, which does not reduce
VEBA assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.
[2]	Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts.
Required pension funding is determined in accordance with ERISA regulations.
[3]	Net assets available for benefits at December 31, 2013 were $56,447 and include a $9,209 preferred equity interest in AT&T Mobility II LLC, as discussed below.

	2013	2012
Plan assets recognized in the consolidated financial statements	$47,238	$45,060
Preferred equity interest in Mobility	9,209	-
Net assets available for benefits	$56,447	$45,060

	Pension Benefits			Postretirement Benefits
	2013	2012	2011	2013	2012	2011
Service cost – benefits earned during the period	$1,321	$1,216	$1,186	$352	$336	$362
Interest cost on projected benefit obligation	2,429	2,800	2,958	1,532	1,725	2,051
Expected return on assets	(3,312)	(3,520)	(3,690)	(706)	(811)	(1,040)
Amortization of prior service credit	(94)	(15)	(15)	(1,161)	(927)	(694)
Actuarial (gain) loss	(5,013)	5,206	4,498	(2,738)	4,247	1,672
Net pension and postretirement (credit) cost	$(4,669)	$5,687	$4,937	$(2,721)	$4,570	$2,351

	Pension Benefits			Postretirement Benefits
	2013	2012	2011	2013	2012	2011
Balance at beginning of year	$641	$92	$102	$4,766	$3,655	$2,951
Prior service (cost) credit	-	559	-	2,765	1,686	1,134
Amortization of prior service credit	(58)	(10)	(10)	(719)	(575)	(430)
Total recognized in other comprehensive (income) loss	(58)	549	(10)	2,046	1,111	704
Balance at end of year	$583	$641	$92	$6,812	$4,766	$3,655

Net Periodic Benefit Cost	2013	2012	2011
Service cost – benefits earned during the period	$9	$10	$14
Interest cost on projected benefit obligation	101	116	126
Amortization of prior service cost (credit)	-	-	2
Actuarial (gain) loss	(106)	230	81
Net supplemental retirement pension cost	$4	$356	$223

Other Changes Recognized in Other Comprehensive Income	2013	2012	2011
Prior service (cost) credit	$(1)	$(1)	$6
Amortization of prior service cost (credit)	-	-	1
Total recognized in other comprehensive (income) loss (net of tax)	$(1)	$(1)	$7

Schedule Of Assumptions In Determining The Projected Benefit Obligation And Net Pension And Postretirement Benefit Cost
	2013	2012	2011
Discount rate for determining projected benefit obligation at December 31	5.00%	4.30%	5.30%
Discount rate in effect for determining net cost	4.30%	5.30%	5.80%
Long-term rate of return on plan assets	7.75%	8.25%	8.25%
Composite rate of compensation increase for determining projected benefit obligation	3.00%	3.00%	4.00%
Composite rate of compensation increase for determining net pension cost (benefit)	3.00%	4.00%	4.00%

The Effect Of A One Percentage-Point Change In The Assumed Combined Medical And Dental Cost Trend Rate
	One Percentage-	One Percentage-
	Point Increase	Point Decrease
Increase (decrease) in total of service and interest cost components	$207	$(179)
Increase (decrease) in accumulated postretirement benefit obligation	1,010	(878)

Schedule Of Defined Benefit Plan Targeted And Actual Plan Asset Allocations
	Pension Assets					Postretirement (VEBA) Assets
	Target			2013	2012	Target			2013	2012
Equity Securities:
Domestic	25%	-	35%	25%	26%	20%	-	30%	25%	37%
International	10%	-	20%	16	16	15%	-	25%	20	33
Fixed income securities	30%	-	40%	33	34	19%	-	29%	24	24
Real assets	6%	-	16%	11	11	0%	-	6%	1	1
Private equity	4%	-	14%	12	13	0%	-	9%	4	4
Other	0%	-	5%	3	0	21%	-	31%	26	1
Total				100%	100%				100%	100%

Schedule Of Fair Value Of Pension And Postretirement Assets And Liabilities By Level
Pension Assets and Liabilities at Fair Value as of December 31, 2013
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$65	$-	$-	$65
Interest bearing cash	-	324	-	324
Foreign currency contracts	-	3	-	3
Equity securities:
Domestic equities	9,841	3	-	9,844
International equities	6,431	7	-	6,438
Fixed income securities:
Asset-backed securities	-	553	3	556
Mortgage-backed securities	-	2,470	-	2,470
Collateralized mortgage-backed securities	-	364	-	364
Collateralized mortgage obligations/REMICS	-	514	-	514
Other Corporate and other bonds and notes	154	5,147	540	5,841
Government and municipal bonds	15	4,566	-	4,581
Private equity funds	-	-	5,724	5,724
Real estate and real assets	-	-	5,194	5,194
Commingled funds	-	6,358	4	6,362
Securities lending collateral	390	3,074	-	3,464
Receivable for variation margin	12	-	-	12
Assets at fair value	16,908	23,383	11,465	51,756
Investments sold short and other liabilities at fair value	(619)	(5)	-	(624)
Total plan net assets at fair value	$16,289	$23,378	$11,465	$51,132
Other assets (liabilities)[1]				(3,894)
Total Plan Net Assets				$47,238
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2013
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$405	$2,073	$-	$2,478
Equity securities:
Domestic equities	1,609	-	-	1,609
International equities	1,527	-	-	1,527
Fixed income securities:
Asset-backed securities	-	35	2	37
Collateralized mortgage-backed securities	-	110	-	110
Collateralized mortgage obligations	-	53	3	56
Other Corporate and other bonds and notes	-	367	18	385
Government and municipal bonds	-	558	1	559
Commingled funds	-	1,899	2	1,901
Private equity assets	-	-	309	309
Real assets	-	-	111	111
Securities lending collateral	19	372	-	391
Foreign exchange contracts receivable	3	-	-	3
Assets at fair value	3,563	5,467	446	9,476
Foreign exchange contracts payable	3	-	-	3
Liabilities at fair value	3	-	-	3

Total plan net assets at fair value	$3,560	$5,467	$446	$9,473
Other assets (liabilities)[1]				(513)
Total Plan Net Assets				$8,960
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Pension Assets and Liabilities at Fair Value as of December 31, 2012
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$144	$-	$-	$144
Interest bearing cash	56	235	-	291
Foreign currency contracts	-	1	-	1
Equity securities:
Domestic equities	8,291	-	-	8,291
International equities	6,361	29	-	6,390
Fixed income securities:
Asset-backed securities	-	543	14	557
Mortgage-backed securities	-	2,324	-	2,324
Collateralized mortgage-backed securities	-	311	-	311
Collateralized mortgage obligations/REMICS	-	523	1	524
Other Corporate and other bonds and notes	140	4,903	600	5,643
Government and municipal bonds	50	5,301	-	5,351
Private equity funds	-	-	5,797	5,797
Real estate and real assets	-	-	4,766	4,766
Commingled funds	-	4,927	426	5,353
Securities lending collateral	868	1,930	1	2,799
Receivable for variation margin	72	-	-	72
Assets at fair value	15,982	21,027	11,605	48,614
Investments sold short and other liabilities at fair value	(563)	(7)	-	(570)
Total plan net assets at fair value	$15,419	$21,020	$11,605	$48,044
Other assets (liabilities)[1]				(2,984)
Total Plan Net Assets				$45,060
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2012
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$169	$243	$-	$412
Equity securities:
Domestic equities	2,575	-	-	2,575
International equities	2,685	1	-	2,686
Fixed income securities:
Asset-backed securities	-	29	-	29
Collateralized mortgage-backed securities	-	79	-	79
Collateralized mortgage obligations	-	46	-	46
Other Corporate and other bonds and notes	1	383	17	401
Government and municipal bonds	22	598	-	620
Commingled funds	82	2,038	4	2,124
Private equity assets	-	-	343	343
Real assets	-	-	110	110
Securities lending collateral	544	81	-	625
Assets at fair value	6,078	3,498	474	10,050
Total plan net assets at fair value	$6,078	$3,498	$474	$10,050
Other assets (liabilities)[1]				(755)
Total Plan Net Assets				$9,295
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Summary of Changes In The Fair Value Of The Level 3 Pension And Postretirement Assets
Pension Assets	Equities	Fixed Income Funds	Private Equity Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$-	$1,042	$5,797	$4,766	$11,605
Realized gains (losses)	(3)	53	390	122	562
Unrealized gains (losses)	3	(8)	546	525	1,066
Transfers in	-	5	-	-	5
Transfers out	-	(442)	-	-	(442)
Purchases	-	75	1,214	354	1,643
Sales	-	(178)	(2,223)	(573)	(2,974)
Balance at end of year	$-	$547	$5,724	$5,194	$11,465

Postretirement Assets	Fixed Income Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$21	$343	$110	$474
Realized gains (losses)	-	2	12	14
Unrealized gains (losses)	1	58	4	63
Transfers in	1	-	-	1
Transfers out	(1)	-	-	(1)
Purchases	5	89	27	121
Sales	(1)	(183)	(42)	(226)
Balance at end of year	$26	$309	$111	$446

Pension Assets	Equities	Fixed Income Funds	Private Equity Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$4	$824	$5,931	$5,213	$11,972
Realized gains (losses)	(1)	16	459	165	639
Unrealized gains (losses)	1	33	32	10	76
Transfers in	-	120	12	24	156
Transfers out	-	(2)	-	-	(2)
Purchases	-	142	610	918	1,670
Sales	(4)	(91)	(1,247)	(1,564)	(2,906)
Balance at end of year	$-	$1,042	$5,797	$4,766	$11,605

Postretirement Assets	Fixed Income Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$24	$437	$124	$585
Realized gains (losses)	-	58	16	74
Unrealized gains (losses)	-	(39)	(5)	(44)
Purchases	-	20	33	53
Sales	(3)	(133)	(58)	(194)
Balance at end of year	$21	$343	$110	$474

Estimated Future Benefit Payments
	Pension Benefits	Postretirement Benefits	Medicare Subsidy Receipts
2014	$7,376	$2,265	$(19)
2015	4,294	2,271	-
2016	4,197	2,222	-
2017	4,115	2,171	-
2018	4,029	2,129	-
Years 2019 - 2023	19,589	9,921	-